Deferred Revenue/Income (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Revenue/Income
Schedule of reconciliation in the current reporting period related to carried-forward deferred revenue/income

	Year Ended December 31,
	2022	2023	2024
Deferred revenue/income–beginning of year	2,197,766	3,561,890	4,996,043
Additions	2,483,462	3,138,343	3,263,495
Recognition	(1,124,186)	(1,705,134)	(2,055,119)
Effects on foreign exchange adjustment	4,848	944	(2,143)
Deferred revenue/income–end of year	3,561,890	4,996,043	6,202,276